Amounts Receivable - Detailed Information about Amounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Receivable [Abstract]
GST/HST receivable	$ 604	$ 936
Other receivable	193	752
Total	$ 797	$ 1,688